REVENUE AND DEFERRED REVENUE	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
REVENUE AND DEFERRED REVENUE

NOTE 9 – REVENUE AND DEFERRED REVENUE

	March 31, 2026	March 31, 2025
Software development	$156,973	$140,283
Sensera devices and capsules	1,309	-
Software license	38,824	36,618
Software supports	26,588	14,395
Cloud hosting	14,646	10,569
Others	949	827
	$239,289	$202,692

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2026

(Expressed in Canadian dollars)

(Unaudited)

NOTE 9 – REVENUE AND DEFERRED REVENUE (continued)

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	March 31, 2026	March 31, 2025
Revenue recognized over time	$200,465	$166,074
Revenue recognized at a point of time	38,824	36,618
	$239,289	$202,692

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	March 31, 2026	December 31, 2025
Deferred revenue, beginning	$145,404	$140,088
Customer payments received attributable to contract liabilities for unearned revenue	19,122	182,653
Revenue recognized from fulfilling contract liabilities	(55,500)	(177,337)
Deferred revenue, ending	$109,026	$145,404

The Company derives significant revenues from one customer, which exceeds 10% of total revenues. Revenues earned from that customer were 77% of total revenues for the period ended March 31, 2026 (Three months ended March 31, 2025 – 67%)